Document and Entity Information	Feb. 02, 2023
Cover Abstract
Document Type	8-K
Document Period End Date	Feb. 02, 2023
Entity Registrant Name	HAYNES INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33288
Entity Tax Identification Number	06-1185400
Entity Address, Address Line One	1020 West Park Avenue
Entity Address, City or Town	Kokomo
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46904-9013
City Area Code	765
Local Phone Number	456-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	HAYN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000858655
Amendment Flag	false